OPPENHEIMER INTERNATIONAL GROWTH FUND
Annual Report November 30, 1996
[PHOTO]

[OPPENHEIMERFUNDS LOGO]

THIS FUND IS FOR PEOPLE WHO WANT TO TAKE ADVANTAGE OF OUTSTANDING GROWTH OPPORTUNITIES THE WORLD OVER.

HOW YOUR FUND IS MANAGED

By employing a disciplined "theme" approach to investing, Oppenheimer International Growth Fund seeks to capitalize on long-term global trends. One of the Fund's goals is to lessen risk by investing in a wide range of stocks across a broad spectrum of industries and countries. Because of its international focus, searching foreign markets for outstanding performance, the Fund offers impressive growth potential.

PERFORMANCE

Cumulative total returns since inception on 3/25/96 for the period ended 12/31/96 were 19.10% for Class A shares, 18.10% for Class B shares and 18.20% for Class C shares, without deducting sales charges.(1)

      Your Fund's cumulative total returns since inception on 3/25/96 for the period ended 12/31/96 were 12.25% for Class A shares, 13.10% for Class B shares and 17.20% for Class C shares.(2)

OUTLOOK

"Our outlook is very positive. Because we had the benefit of seeing first-hand the effects of corporate restructuring within the U.S., we plan to use that knowledge as a proactive edge in searching for European companies that have the potential of performing well under similar circumstances."

George Evans, Portfolio Manager
November 30, 1996

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the period shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Total returns include the deduction of (i) the maximum sales charge of 5.75% for Class A shares, (ii) the 5% contingent deferred sales charge for Class B shares, or (iii) the 1% contingent deferred sales charge for Class C shares. An explanation of the different returns is in the Fund's prospectus. Class B and C shares are subject to an annual .75% asset-based sales charge.


2        Oppenheimer International Growth Fund

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
International
Growth Fund



DEAR SHAREHOLDER,

This has been an exciting year for the international equity markets. We've seen many of the world's economies strengthen as the pace of economic growth accelerated across the industrialized world. Several countries that only a few short years ago were struggling with major crises--currency devaluations, large government deficits, high inflation and unemployment rates--have since taken important steps toward rebuilding their economies. For these reasons, we believe now is the time to focus on the opportunities to be found abroad.

      Analysts estimate earnings in North America for 1996 will be up about 8% by the end of the year. Across the rest of the globe, however, they predict corporate earnings will surpass the U.S., with the potential for additional gains in 1997. In Europe, in particular, we're seeing a trend in corporate restructuring, including downsizing, outsourcing and spinoffs.

      As for economic growth in developing countries, Brazil has emerged as a dominant player in 1996, and we believe it has great potential for the coming years. In general, the spending power of the population in developing countries keeps growing. For the first time, a substantial number of individuals are buying consumer products, including motorcycles, TVs and cars.

      Additionally, there has been a turnaround in Japan. After a five-year recession, the Japanese economy recently began to recover, producing numerous investment opportunities. Furthermore, around the world, there has been a significant move toward capitalism. Right now, the wealth of the world is built on the combined spending power of 700 million people who control most of the world's assets. However, as the 4.5 billion people who live in developing countries become more capitalistic, we will undoubtedly see a chain reaction which may revitalize a number of industries that cater to these new consumers.

      Despite this pickup in global economic growth, inflation has remained low. Moreover, many European governments are now concentrating on balancing their budgets in anticipation of a European monetary union. So, it is reasonable to expect global interest rates to remain low into 1997. All these changes bode well for international stock markets and economies.

      Investing abroad involves greater risk, including political and economic uncertainties, currency rate fluctuations and liquidity restrictions, but over time we expect that the long-term returns will more than compensate for temporary risks. That said, we're confident that by diversifying your investments throughout the world, you should be well-positioned to participate in any economic environment.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill

November 21, 1996



3        Oppenheimer International Growth Fund

Q + A

[PHOTO]

GEORGE EVANS
Portfolio Manager


AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW HAS THE FUND PERFORMED?

Oppenheimer International Growth Fund has performed well since its inception on March 25, 1996. The Fund is invested in a diverse portfolio of stocks from many countries. This diversification can help to reduce the short-term volatility of investments in foreign stocks and provide potential for long-term growth.

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

In structuring this portfolio, we identified eight "themes" that we believe will be instrumental to future global economic growth. Using those themes as a framework, we search for companies that are showing faster-than-average growth, rather than making selections based on country or region. One example of a trend that fits our theme approach is the shift we are seeing toward private pensions as Europe weans its citizens off state-funded retirement plans. A successful investment we made as a result of this trend was a German insurance brokerage firm that concentrates on individual retirement savings plans in Europe.

         Also, because world travel has become more common, two of our investments in the airline industry have been very strong. One was an airline security firm functioning primarily in Europe, whose principal business is prescreening passengers along with their baggage, a trend expected to quickly move into the U.S. Another successful investment in this industry involves a firm that is a world leader in CADCAM technology, that is used in industrial design, allowing industrial products to be designed more efficiently.(1)

DID ANY INVESTMENTS NOT PERFORM AS YOU EXPECTED?

While the Fund performed exceptionally well, we did have a few disappointments. Japan as a whole has been disappointing because of the uncertainty regarding the strength of that country's recovery. Also, an industrial park developer based in the Philippines underperformed during the period; however, we believe this company is undervalued and should see substantial appreciation over the coming year.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

We continue to target growing companies that fall into the guidelines of our investment themes. We're looking for businesses with promising technologies and solid market positioning that produce superior products at good prices. Going forward, four areas we believe hold good potential are healthcare, particularly pharmaceuticals; oil service companies; firms that develop efficiency enhancing technologies; and banks in emerging markets.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Our outlook is very positive. In Europe, companies are placing more of an emphasis on shareholder value by increasing efficiency and profitability. As a result, we are starting to see the initial stages of corporate restructuring and refocusing, a trend that has played out in the U.S. during the last decade. Because we had the benefit of seeing first-hand the effects of corporate restructuring within the U.S., we plan to use that knowledge as a proactive edge in searching for European companies that have the potential of performing well under similar circumstances.


1. The Fund's portfolio is subject to change.

4     Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   November 30, 1996

                                                                                                         MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
=====================================================================================================================
COMMON STOCKS--97.3%
---------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--1.2%     Cia de Minas Buenaventura SA, Sponsored ADR(1)                      20,000         $327,500
---------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--13.7%
---------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--4.8%     Autobacs Seven Co. Ltd.                                              4,000          297,012
                          -------------------------------------------------------------------------------------------
                          Brazil Realty SA, GDR(1)(2)                                          3,000           54,390
                          -------------------------------------------------------------------------------------------
                          China Resources Beijing Land(1)                                    678,000          420,900
                          -------------------------------------------------------------------------------------------
                          Porsche AG, Preference(1)                                              700          548,759
                                                                                                           ----------
                                                                                                            1,321,061
---------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.6%
                          Lusomundo SGPS SA(1)                                                40,000          435,595
---------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%               Grupo Radio Centro SA de CV, Sponsored ADR(1)                       20,000          147,500
                          -------------------------------------------------------------------------------------------
                          News Corp. Ltd.                                                     14,049           74,829
                                                                                                           ----------
                                                                                                              222,329
---------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--3.8%     Bulgari SpA                                                         20,000          370,317
                          -------------------------------------------------------------------------------------------
                          InWear Group AS(1)                                                  15,000          680,033
                                                                                                           ----------
                                                                                                            1,050,350
---------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--2.7%   adidas AG                                                            2,200          191,789
                          -------------------------------------------------------------------------------------------
                          Wella AG                                                             1,000          551,686
                                                                                                           ----------
                                                                                                              743,475
---------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--14.8%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%           Hellenic Bottling Co., SA                                            6,000          173,137
                          -------------------------------------------------------------------------------------------
                          Serm Suk Co. Ltd.                                                    2,000           35,238
                          -------------------------------------------------------------------------------------------
                          Serm Suk Public Co. Ltd.                                             6,000          183,238
                                                                                                           ----------
                                                                                                              391,613
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--11.6%   Altana AG                                                              500          417,017
                          -------------------------------------------------------------------------------------------
                          Appligene Oncor SA(1)                                               15,000          287,211
                          -------------------------------------------------------------------------------------------
                          Ares-Serono Group, C1. B                                               600          561,150
                          -------------------------------------------------------------------------------------------
                          Bicompatibles International plc(1)                                  19,833          247,275
                          -------------------------------------------------------------------------------------------
                          Ciba-Geigy AG                                                          200          247,711
                          -------------------------------------------------------------------------------------------
                          Glaxo Wellcome plc                                                  25,000          410,939
                          -------------------------------------------------------------------------------------------
                          Oxford Molecular Group plc(1)                                      100,000          596,507
                          -------------------------------------------------------------------------------------------
                          Sanofi SA                                                            3,000          268,830
                          -------------------------------------------------------------------------------------------
                          Torii Pharmaceutical Co. Ltd.                                       10,000          191,564
                                                                                                           ----------
                                                                                                            3,228,204
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--1.8%
                          Nichii Gakkan Co.                                                    2,000           94,903
                          -------------------------------------------------------------------------------------------
                          Oticon Holding AS                                                    2,000          390,531
                                                                                                           ----------
                                                                                                              485,434

5      Oppenheimer International Growth Fund

                                                                                                         MARKET VALUE
                                                                                             SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ENERGY--6.8%
---------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS--2.0%
                          Cie Generale de Geophysique SA(1)                                    5,000         $359,014
                          -------------------------------------------------------------------------------------------
                          Smedvig AS, Series B(1)                                             10,000          199,524
                                                                                                            ---------
                                                                                                              558,538
---------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--4.8%      Expro International Group plc                                      125,000          955,672
                          -------------------------------------------------------------------------------------------
                          Novus Petroleum Ltd.                                               100,000          191,388
                          -------------------------------------------------------------------------------------------
                          Saga Petroleum AS, Cl. A                                            12,000          194,535
                                                                                                            ---------
                                                                                                            1,341,595
---------------------------------------------------------------------------------------------------------------------
FINANCIAL--19.9%
---------------------------------------------------------------------------------------------------------------------
BANKS--10.1%              Banco Frances del Rio de la Plata SA, Sponsored ADR                 19,500          589,875
                          -------------------------------------------------------------------------------------------
                          HSBC Holdings plc                                                   40,392          841,063
                          -------------------------------------------------------------------------------------------
                          Merita Ltd., Cl. A(1)                                              250,000          797,240
                          -------------------------------------------------------------------------------------------
                          Standard Chartered Bank plc                                         50,118          568,861
                                                                                                            ---------
                                                                                                            2,797,039
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.3%
                          ABN Amro Holding NV                                                  5,043          326,634
                          -------------------------------------------------------------------------------------------
                          Hansabank Ltd.(1)                                                   30,000          325,404
                          -------------------------------------------------------------------------------------------
                          Societe Generale                                                     5,000          546,659
                                                                                                            ---------
                                                                                                            1,198,697
---------------------------------------------------------------------------------------------------------------------
INSURANCE--5.5%           Mediolanum SpA(1)                                                   30,000          311,898
                          -------------------------------------------------------------------------------------------
                          Reinsurance Australia Corp. Ltd.                                   340,000        1,218,365
                                                                                                            ---------
                                                                                                            1,530,263
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--16.1%
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--7.0%
                          Boskalis Westminster                                                38,000          753,578
                          -------------------------------------------------------------------------------------------
                          ICTS International NV(1)                                            30,000          333,750
                          -------------------------------------------------------------------------------------------
                          MRC Allied Industries, Inc.(1)                                   6,000,000          855,968
                                                                                                            ---------
                                                                                                            1,943,296
---------------------------------------------------------------------------------------------------------------------
MANUFACTURING--6.6%       Chargeurs International SA(1)                                       20,000          892,269
                          -------------------------------------------------------------------------------------------
                          Hutchison Whampoa Ltd.                                              25,000          193,190
                          -------------------------------------------------------------------------------------------
                          Powerscreen International plc                                       75,000          753,616
                                                                                                            ---------
                                                                                                            1,839,075
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.5%      Frontline AB(1)                                                    200,000          694,222


6      Oppenheimer International Growth Fund

                                                                                                         MARKET VALUE
                                                                                              SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--21.2%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.6%   Rolls-Royce plc                                                    100,754      $   433,401
---------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.8%   Canon, Inc.                                                         10,000          210,896
---------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--13.4%  Cap Gemini SA(1)                                                     7,500          356,285
---------------------------------------------------------------------------------------------------------------------
                          Ines Corp.                                                           7,000          111,951
                          -------------------------------------------------------------------------------------------
                          Misys plc                                                           55,240          924,486
                          -------------------------------------------------------------------------------------------
                          Nintendo Co. Ltd.                                                   12,000          848,857
                          -------------------------------------------------------------------------------------------
                          SAP AG, Preference                                                   4,000          552,987
                          -------------------------------------------------------------------------------------------
                          Sligos SA                                                            4,000          539,191
                          -------------------------------------------------------------------------------------------
                          Versant Object Technology Corp.(1)                                  19,000          399,000
                                                                                                            ---------
                                                                                                            3,732,757
---------------------------------------------------------------------------------------------------------------------
ELECTRONICS--4.9%         Austria Mikro Systeme International AG                              16,000        1,203,141
                          -------------------------------------------------------------------------------------------
                          Keyence Corp.                                                        1,200          145,518
                                                                                                            ---------
                                                                                                            1,348,659
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-       Millicom International Cellular SA(1)                                4,000          151,500
TECHNOLOGY--0.5%
---------------------------------------------------------------------------------------------------------------------
UTILITIES--3.6%
---------------------------------------------------------------------------------------------------------------------
                          Portugal Telecom SA                                                 15,000          398,221
                          -------------------------------------------------------------------------------------------
                          Telecomunicacoes Brasileiras SA, Sponsored ADR                       8,000          606,000
                                                                                                            ---------
                                                                                                            1,004,221
                                                                                                           ----------
                          Total Common Stocks (Cost $24,527,652)                                           26,989,720

=====================================================================================================================
PREFERRED STOCKS--1.1%
---------------------------------------------------------------------------------------------------------------------
                          Marschollek, Lautenschlaeger und Partner-VO,
                          Non-vtg. Preferred Stock (Cost $222,411)                             2,200          307,721

<Caption
                                                                                          UNITS
=====================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
                          Biocompatibles International plc Wts., Exp. 2/97 (Cost $1,509)       2,833            6,427
<Caption
                                                                                          FACE
                                                                                          AMOUNT
=====================================================================================================================
REPURCHASE AGREEMENT--5.4%
---------------------------------------------------------------------------------------------------------------------
                          Repurchase agreement with PaineWebber, Inc., 5.66%, dated
                          11/29/96, to be repurchased at $1,500,708 on 12/2/96,
                          collateralized by U.S. Treasury Nts., 6%--7.875%,
                          12/31/96--10/31/01, with a value of $1,219,114, and
                          U.S. Treasury Bonds, 6.50%, 11/15/26, with a value
                          of $316,286 (Cost $1,500,000)                                   $1,500,000        1,500,000

7      Oppenheimer International Growth Fund

                                                                                                         MARKET VALUE
                                                                                              SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $26,251,572)                                                103.8%      $28,803,868
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (3.8)       (1,063,908)
                                                                                              -----       -----------
NET ASSETS                                                                                    100.0%      $27,739,960
                                                                                              =====       ===========

                          Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

                          COUNTRY                                                       MARKET VALUE          PERCENT
                          -------------------------------------------------------------------------------------------
                           Great Britain                                                   $4,897,183            17.0%
                          -------------------------------------------------------------------------------------------
                           France                                                           3,249,459            11.3
                          -------------------------------------------------------------------------------------------
                           Germany                                                          2,569,959             8.9
                          -------------------------------------------------------------------------------------------
                           United States                                                    2,050,500             7.1
                          -------------------------------------------------------------------------------------------
                           Japan                                                            1,900,702             6.6
                          -------------------------------------------------------------------------------------------
                           Australia                                                        1,484,582             5.2
                          -------------------------------------------------------------------------------------------
                           Hong Kong                                                        1,455,153             5.1
                          -------------------------------------------------------------------------------------------
                           The Netherlands                                                  1,413,962             4.9
                          -------------------------------------------------------------------------------------------
                           Austria                                                          1,203,141             4.2
                          -------------------------------------------------------------------------------------------
                           Finland                                                          1,122,644             3.9
                          -------------------------------------------------------------------------------------------
                           Denmark                                                          1,070,563             3.7
                          -------------------------------------------------------------------------------------------
                           Philippines                                                        855,968             3.0
                          -------------------------------------------------------------------------------------------
                           Portugal                                                           833,817             2.9
                          -------------------------------------------------------------------------------------------
                           Switzerland                                                        808,861             2.8
                          -------------------------------------------------------------------------------------------
                           Sweden                                                             694,222             2.4
                          -------------------------------------------------------------------------------------------
                           Italy                                                              682,214             2.4
                          -------------------------------------------------------------------------------------------
                           Brazil                                                             660,390             2.3
                          -------------------------------------------------------------------------------------------
                           Argentina                                                          589,875             2.0
                          -------------------------------------------------------------------------------------------
                           Norway                                                             394,059             1.4
                          -------------------------------------------------------------------------------------------
                           Peru                                                               327,500             1.1
                          -------------------------------------------------------------------------------------------
                           Thailand                                                           218,477             0.7
                          -------------------------------------------------------------------------------------------
                           Greece                                                             173,137             0.6
                          -------------------------------------------------------------------------------------------
                           Mexico                                                             147,500             0.5
                                                                                           ----------    ------------
                          Total                                                           $28,803,868           100.0%
                                                                                          ===========    ============

                          1. Non-income producing security.

                          2. Represents a security sold under Rule 144A, which is exempt from registration under the Securities
                          Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. This security amounts to $54,390 or 0.20% of the Fund's net assets, at November 30, 1996.

                          See accompanying Notes to Financial Statements.

8      Oppenheimer International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES November 30, 1996(1)

==========================================================================================================================
ASSETS            Investments, at value (cost $26,251,572)--see accompanying statement                         $28,803,868
                  --------------------------------------------------------------------------------------------------------
                  Cash                                                                                              81,705
                  --------------------------------------------------------------------------------------------------------
                  Unrealized appreciation on forward foreign currency exchange contracts--Note 5                     1,084
                  --------------------------------------------------------------------------------------------------------
                  Receivables:
                  Shares of beneficial interest sold                                                               702,917
                  Investments sold                                                                                 389,028
                  Interest and dividends                                                                            19,388
                  --------------------------------------------------------------------------------------------------------
                  Deferred organization costs--Note 1                                                               13,001
                                                                                                               -----------
                  Total assets                                                                                  30,010,991

==========================================================================================================================
LIABILITIES       Unrealized depreciation on forward foreign currency exchange contracts--Note 5                    15,535
                  --------------------------------------------------------------------------------------------------------
                  Payables and other liabilities:
                  Investments purchased                                                                          2,183,499
                  Shares of beneficial interest redeemed                                                            22,628
                  Trustees' fees                                                                                    10,901
                  Distribution and service plan fees                                                                 6,804
                  Transfer and shareholder servicing agent fees                                                      1,402
                  Other                                                                                             30,262
                                                                                                               -----------
                  Total liabilities                                                                              2,271,031

==========================================================================================================================
NET ASSETS                                                                                                     $27,739,960
                                                                                                               ===========

==========================================================================================================================
COMPOSITION OF
NET ASSETS        Paid-in capital                                                                              $25,215,560
                  --------------------------------------------------------------------------------------------------------
                  Accumulated net investment loss                                                                  (21,513)
                  --------------------------------------------------------------------------------------------------------
                  Accumulated net realized loss on investments and foreign currency transactions                    (3,576)
                  --------------------------------------------------------------------------------------------------------
                  Net unrealized appreciation on investments and translation of assets and
                  liabilities denominated in foreign currencies                                                  2,549,489
                                                                                                               -----------
                  Net assets                                                                                   $27,739,960
                                                                                                               -----------

==========================================================================================================================
NET ASSET VALUE   Class A Shares:
PER SHARE         Net asset value and redemption price per share (based on net assets of $16,918,471
                  and 1,440,770 shares of beneficial interest outstanding)                                          $11.74
                  Maximum offering price per share (net asset value plus sales charge of 5.75% of
                  offering price)                                                                                   $12.46
                  --------------------------------------------------------------------------------------------------------
                  Class B Shares:
                  Net asset value, redemption price and offering price per share (based on net assets
                  of $8,672,608 and 744,245 shares of beneficial interest outstanding)                              $11.65
                  --------------------------------------------------------------------------------------------------------
                  Class C Shares:
                  Net asset value, redemption price and offering price per share (based on net assets
                  of $2,148,881 and 184,273 shares of beneficial interest outstanding)                              $11.66

                  1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

                  See accompanying Notes to Financial Statements.



9      Oppenheimer International Growth Fund

STATEMENT OF OPERATIONS  Period Ended November 30, 1996(1)

========================================================================================================================
INVESTMENT INCOME      Dividends (net of foreign withholding taxes of $3,226)                                   $110,772
                       -------------------------------------------------------------------------------------------------
                       Interest                                                                                   29,080
                                                                                                              ----------
                       Total income                                                                              139,852

========================================================================================================================
EXPENSES               Management Fees--Note 4                                                                    73,489
                       -------------------------------------------------------------------------------------------------
                       Distribution and service plan fees--Note 4:
                       Class A                                                                                     9,697
                       Class B                                                                                    24,552
                       Class C                                                                                     6,347
                       -------------------------------------------------------------------------------------------------
                       Shareholder reports                                                                        24,591
                       -------------------------------------------------------------------------------------------------
                       Transfer and shareholder servicing agent fees--Note 4                                      15,306
                       -------------------------------------------------------------------------------------------------
                       Trustees' fees and expenses--Note 1                                                        13,085
                       -------------------------------------------------------------------------------------------------
                       Custodian fees and expenses                                                                15,528
                       -------------------------------------------------------------------------------------------------
                       Registration and filing fees:
                       Class A                                                                                     4,763
                       Class B                                                                                     2,406
                       Class C                                                                                       604
                       -------------------------------------------------------------------------------------------------
                       Legal and auditing fees                                                                     3,346
                       -------------------------------------------------------------------------------------------------
                       Insurance expenses                                                                          1,860
                       -------------------------------------------------------------------------------------------------
                       Other                                                                                       8,418
                                                                                                              ----------
                       Total expenses                                                                            203,992
                       Less expenses paid indirectly                                                              (2,860)
                                                                                                              ----------
                       Net expenses                                                                              201,132

========================================================================================================================
NET INVESTMENT LOSS                                                                                              (61,280)

========================================================================================================================
REALIZED AND           Net realized gain (loss) on:
UNREALIZED GAIN        Investments                                                                                33,855
(LOSS)                 Foreign currency transactions                                                             (54,859)
                                                                                                              ----------
                       Net realized loss                                                                         (21,004)

                       -------------------------------------------------------------------------------------------------
                       Net change in unrealized appreciation or depreciation on:
                       Investments                                                                             2,552,647
                       Translation of assets and liabilities denominated in foreign currencies                    (3,158)
                                                                                                              ----------
                       Net change                                                                              2,549,489
                                                                                                              ----------
                       Net realized and unrealized gain                                                        2,528,485

========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $2,467,205
                                                                                                              ----------

                       1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

                       See accompanying Notes to Financial Statements.

10     Oppenheimer International Growth Fund

Statement of Changes in Net Assets

                                                                                                               PERIOD ENDED
                                                                                                                NOVEMBER 30,
                                                                                                                     1996(1)
===========================================================================================================================
 OPERATIONS              Net investment loss                                                                       $(61,280)
                         --------------------------------------------------------------------------------------------------
                         Net realized loss                                                                          (21,004)
                         --------------------------------------------------------------------------------------------------
                         Net change in unrealized appreciation or depreciation                                    2,549,489
                                                                                                                -----------
                         Net increase in net assets resulting from operations                                     2,467,205

===========================================================================================================================
 BENEFICIAL INTEREST      Net increase in net assets resulting from beneficial interest
 TRANSACTIONS             transactions--Note 2:
                          Class A                                                                                15,320,568
                          Class B                                                                                 7,990,083
                          Class C                                                                                 1,962,104

===========================================================================================================================
NET ASSETS                Total increase                                                                         27,739,960
                         --------------------------------------------------------------------------------------------------
                          Beginning of period                                                                            --

                          End of period (including accumulated net investment loss of $21,513)                  $27,739,960
                                                                                                                ===========

                          1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996. See accompanying Notes to Financial Statements.


11     Oppenheimer International Growth Fund

FINANCIAL HIGHLIGHTS

                                                                        CLASS A         CLASS B          CLASS C
                                                                        -------------   -------------    ------------
                                                                        PERIOD ENDED     PERIOD ENDED    PERIOD ENDED
                                                                        NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,
                                                                        1996(1)          1996(1)         1996(1)
=====================================================================================================================
        PER SHARE OPERATING DATA:
        Net asset value, beginning of period                             $10.00           $10.00               $10.00
        -------------------------------------------------------------------------------------------------------------
        Income (loss) from investment operations:
        Net investment loss                                               (.01)            (.10)                (.09)
        Net realized and unrealized gain                                   1.75             1.75                 1.75
                                                                        -------          -------              -------
        Total income from investment operations                            1.74             1.65                 1.66
        -------------------------------------------------------------------------------------------------------------
        Net asset value, end of period                                   $11.74           $11.65               $11.66
                                                                        =======          ========             =======

        =============================================================================================================
        TOTAL RETURN, AT NET ASSET VALUE(2)                               17.40%           16.50%               16.60%

        =============================================================================================================
        RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands)                        $16,918           $8,673               $2,149
        -------------------------------------------------------------------------------------------------------------
        Average net assets (in thousands)                               $ 8,992           $3,628               $  938
        -------------------------------------------------------------------------------------------------------------
        Ratios to average net assets:(3)
        Net investment loss                                               (0.26)%          (1.46)%              (1.48)%
        Expenses(4)                                                        1.88%            2.84%                2.82%
        -------------------------------------------------------------------------------------------------------------
        Portfolio turnover rate(5)                                         42.6%            42.6%                42.6%
        Average brokerage commission rate(6)                            $0.0137          $0.0137              $0.0137


        1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

        2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

        3. Annualized.

        4. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

        5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1996 were $29,906,035 and $5,192,477, respectively.

        6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

        See accompanying Notes to Financial Statements.


12     Oppenheimer International Growth Fund

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

        Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation, primarily through investments in common stocks of foreign companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

        ------------------------------------------------------------------------
        INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

        ------------------------------------------------------------------------
        FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                 The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

        ------------------------------------------------------------------------
        REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

        ------------------------------------------------------------------------
        ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

        ------------------------------------------------------------------------
        FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        ------------------------------------------------------------------------
        TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended November 30, 1996, a provision of $9,458 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $9,458 at November 30, 1996.

        ------------------------------------------------------------------------
        DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

13      Oppenheimer International Growth Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

       ORGANIZATION COSTS. The Manager advanced $15,000 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

       -------------------------------------------------------------------------
       CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
       (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

                 During the period ended November 30, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended November 30, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $57,195, a decrease in accumulated net investment loss of $94,626, and an increase in accumulated net realized loss on investments of $37,431. In addition, to properly reflect foreign currency gain or loss in the components of capital, $54,859 of foreign exchange loss determined according to U.S. federal income tax rules has been reclassified from accumulated net realized loss to accumulated net investment loss.

       -------------------------------------------------------------------------
       OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       =========================================================================
2. SHARES OF
   BENEFICIAL INTEREST

       The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                                                    PERIOD ENDED NOVEMBER 30, 1996(1)
                                                                                    ------------------------------
                                                                                         SHARES         AMOUNT
       -----------------------------------------------------------------------------------------------------------
       Class A:
       Sold                                                                            1,689,570      $17,975,411
       Redeemed                                                                         (248,800)      (2,654,843)
                                                                                      ----------      -----------
       Net increase                                                                    1,440,770      $15,320,568
                                                                                       =========      ===========

       -----------------------------------------------------------------------------------------------------------
       Class B:
       Sold                                                                              784,237       $8,424,204
       Redeemed                                                                          (39,992)        (434,121)
                                                                                      ----------      -----------
       Net increase                                                                      744,245       $7,990,083
                                                                                       =========      ===========
       -----------------------------------------------------------------------------------------------------------
       Class C:
       Sold                                                                              206,770       $2,202,270
       Redeemed                                                                          (22,497)        (240,166)
                                                                                      ----------      -----------
       Net increase                                                                      184,273       $1,962,104



       1. For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

       =========================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS

       At November 30, 1996, net unrealized appreciation on investments of $2,552,296 was composed of gross appreciation of $3,069,447, and gross depreciation of $517,151.

14     Oppenheimer International Growth Fund

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

       Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                 For the period ended November 30, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $116,839, of which $38,416 was retained by OppenheimerFunds Distributor, Inc.
       (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $161,136 and $15,012, of which $4,122 was paid to an affiliated broker/dealer for Class B shares. During the period ended November 30, 1996, OFDI received contingent deferred sales charges of $3,230 upon redemption of Class B
       shares, as reimbursement for sales commissions advanced by       OFDI at
       the time of sale of such shares.

                 OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the fund, and for other registered investment companies. ofs's total costs of providing such services are allocated ratably to these companies.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

                The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

                 The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the period ended November 30, 1996, OFDI retained $21,237 and $4,759, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. As of November 30, 1996, OFDI had incurred unreimbursed expenses of $123,906 for Class B and $17,253 for Class C.

15     Oppenheimer International Growth Fund

================================================================================
5. FORWARD CONTRACTS

       A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Gains and losses on outstanding contracts (unrealized appreciation or depreciation on forward contracts) are reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       At November 30, 1996, outstanding forward contracts to purchase foreign currencies were as follows:

                                                  CONTRACT
                                                  AMOUNT   VALUATION AS OF        UNREALIZED     UNREALIZED
CONTRACTS TO PURCHASE         EXPIRATION DATE     (000S)   NOVEMBER 30, 1996     APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Austrian Schilling (ATS)      12/9/96            16,622 ATS       $1,551,446         $   --           $15,128
--------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)  12/2/96               201 GBP          335,975          1,084                --
--------------------------------------------------------------------------------------------------------------
French Franc (FRF)            12/3/96               507 FRF           97,276             --               279
--------------------------------------------------------------------------------------------------------------
Italian Lira (ITL)            12/2/96           317,844 ITL          209,937             --               128
                                                                  -----------        ------           -------
                                                                  $2,194,634         $1,084           $15,535
                                                                  ===========        ======           =======

16     Oppenheimer International Growth Fund

INDEPENDENT AUDITORS' REPORT

================================================================================
                The Board of Trustees and Shareholders of Oppenheimer International Growth Fund:

                We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer International Growth Fund as of November 30, 1996, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from March 25, 1996 (commencement of operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund as of November 30, 1996 and the results of its operations, changes in its net assets, and its financial highlights for the period from March 25, 1996 to November 30, 1996, in conformity with generally accepted accounting principles.



       KPMG PEAT MARWICK LLP

       Denver, Colorado
       December 20, 1996

17     Oppenheimer International Growth Fund

OPPENHEIMER INTERNATIONAL GROWTH FUND

================================================================================
OFFICERS AND TRUSTEES

       Leon Levy, Chairman of the Board of Trustees
       Donald W. Spiro, Vice Chairman of the Board of Trustees
       Bridget A. Macaskill, Trustee and President
       Robert G. Galli, Trustee
       Benjamin Lipstein, Trustee
       Elizabeth B. Moynihan, Trustee
       Kenneth A. Randall, Trustee
       Edward V. Regan, Trustee
       Russell S. Reynolds, Jr., Trustee
       Sidney M. Robbins, Trustee
       Pauline Trigere, Trustee
       Clayton K. Yeutter, Trustee
       George Evans, Vice President
       George C. Bowen, Treasurer
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Andrew J. Donohue, Secretary
       Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER

       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR

       OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT

       OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES

       The Bank of New York

================================================================================
INDEPENDENT AUDITORS

       KPMG Peat Marwick LLP

================================================================================
LEGAL COUNSEL

       Gordon Altman Butowsky Weitzen Shalov & Wein

       This is a copy of a report to shareholders of Oppenheimer International Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Growth Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

18     Oppenheimer International Growth Fund

RA6825.002.1196 January 31, 1997